Schedule of Amortization Expense (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capitalized software amortization expense	$ 2,292	$ 1,033	$ 2,838	$ 1,198	$ 349
Cost of Revenues
Capitalized software amortization expense	1,408	686	1,793	783	265
Research and Development
Capitalized software amortization expense	$ 884	$ 347	$ 1,045	$ 415	$ 84